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                        SUPPLEMENT DATED AUGUST 26, 2002
                TO THE PRINCIPAL INVESTORS FUND, INC. PROSPECTUS

                               DATED MAY 21, 2002

                                 CLASS J SHARES








Effective August 30, 2002, Class J shares are also available through registered representatives of selected broker/ dealers selling Class J shares in conjunction with the Principal Income IRA. There is no contingent deferred sales charge imposed on redemption of shares purchased through the Principal Income IRA.





FV 208 S-3




FUNDNAMEFOOTER                                                  SUPPLEMENT DATED

AUGUST 26, 2002                                                         1
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